UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	1/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2008 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)

Consumer Discretionary--13.3%
99 Cents Only Stores	94,395 a,b	785,366
Advance Auto Parts	201,450	7,187,736
Aeropostale	134,627 b	3,792,443
American Eagle Outfitters	430,350	9,910,960
American Greetings, Cl. A	104,995 a	2,154,497
AnnTaylor Stores	123,440 b	3,104,516
ArvinMeritor	145,938 a	1,981,838
Barnes & Noble	96,790 a	3,286,020
Belo, Cl. A	176,839 a	2,937,296
Blyth	48,550 a	1,057,904
Bob Evans Farms	66,594 a	1,980,506
Borders Group	118,145 a	1,330,313
BorgWarner	233,270	11,805,795
Boyd Gaming	112,950 a	3,019,153
Brinker International	211,749	3,940,649
Callaway Golf	133,295 a	2,388,646
Career Education	183,200 a,b	3,982,768
Carmax	438,330 a,b	9,774,759
CBRL Group	47,825	1,495,488
Charming Shoppes	234,700 a,b	1,513,815
Cheesecake Factory	143,425 a,b	3,133,836
Chico's FAS	354,310 a,b	3,823,005
Chipotle Mexican Grill, Cl. A	66,200 a,b	8,059,188
Coldwater Creek	120,400 a,b	774,172
Collective Brands	131,790 a,b	2,322,140
Corinthian Colleges	170,600 a,b	1,441,570
Corrections Corp. of America	251,300 b	6,669,502
DeVry	120,495	6,650,119
Dick's Sporting Goods	167,400 a,b	5,448,870
Dollar Tree Stores	184,950 b	5,180,449
Entercom Communications, Cl. A	52,985	652,245
Foot Locker	310,690	4,253,346
Furniture Brands International	97,585 a	931,937
Gentex	290,600 a	4,608,916
Getty Images	95,800 b	2,395,000
Guess?	110,000 a	4,104,100
Hanesbrands	191,500 a,b	4,904,315
Harte-Hanks	96,380	1,544,008
Hovnanian Enterprises, Cl. A	73,840 a,b	730,278
International Speedway, Cl. A	62,250	2,548,515
ITT Educational Services	59,200 a,b	5,407,920
John Wiley & Sons, Cl. A	90,500	3,567,510
Lamar Advertising, Cl. A	159,600 a	6,881,952
Lear	155,045 a,b	4,552,121
Lee Enterprises	79,850 a	953,409
Life Time Fitness	67,600 a,b	2,997,384
Matthews International, Cl. A	62,400	3,049,488
MDC Holdings	70,100 a	3,243,527
Media General, Cl. A	45,500 a	865,410
Modine Manufacturing	65,170 a	1,006,225
Mohawk Industries	111,340 a,b	8,898,293
NetFlix	96,600 a,b	2,429,490
NVR	10,300 a,b	6,504,450
O'Reilly Automotive	231,400 a,b	6,810,102

Pacific Sunwear of California	142,300 a,b	1,582,376
PetSmart	258,800 a	5,918,756
Phillips-Van Heusen	113,600	4,787,104
Regis	88,700 a	2,246,771
Rent-A-Center	134,500 a,b	2,299,950
Ross Stores	272,500	7,943,375
Ruby Tuesday	103,995 a	799,722
Ryland Group	84,600 a	2,851,866
Saks	285,070 a,b	5,145,513
Scholastic	52,550 a,b	1,800,889
Scientific Games, Cl. A	130,700 b	3,110,660
Service Corporation International	579,500	6,971,385
Sotheby's	133,827 a	4,158,005
Strayer Education	29,200 a	5,039,336
Thor Industries	69,685 a	2,461,274
Timberland, Cl. A	99,750 a,b	1,636,897
Toll Brothers	255,390 a,b	5,945,479
Tupperware Brands	123,940 a	4,585,780
Urban Outfitters	227,100 a,b	6,585,900
Valassis Communications	96,430 a,b	921,871
Warnaco Group	91,700 a,b	3,291,113
Williams-Sonoma	177,125 a	4,761,120
		289,618,402
Consumer Staples--3.1%
Alberto-Culver	168,500	4,514,115
BJ's Wholesale Club	128,854 b	4,180,024
Church & Dwight	132,714 a	7,063,039
Corn Products International	150,500 a	5,086,900
Energizer Holdings	115,450 a,b	10,808,429
Hansen Natural	120,600 a,b	4,650,336
Hormel Foods	145,535	5,638,026
J.M. Smucker	115,688 a	5,406,100
Lancaster Colony	43,249 a	1,507,660
NBTY	112,900 b	2,734,438
PepsiAmericas	120,435	2,967,518
Ruddick	74,880 a	2,551,910
Smithfield Foods	235,020 a,b	6,545,307
Tootsie Roll Industries	54,144 a	1,352,517
Universal	55,066 a	2,742,837
		67,749,156
Energy--8.6%
Arch Coal	287,800 a	12,663,200
Bill Barrett	67,800 a,b	2,832,006
Cimarex Energy	165,900 a	6,770,379
Denbury Resources	491,300 b	12,429,890
Encore Acquisition	109,100 a,b	3,556,660
Exterran Holdings	132,177 a,b	8,623,227
FMC Technologies	261,602 a,b	12,598,752
Forest Oil	175,135 b	7,919,605
Frontier Oil	212,100	7,480,767
Grant Prideco	255,448 a,b	12,716,201
Helmerich & Payne	208,170	8,164,427
Newfield Exploration	263,270 b	13,131,908
Overseas Shipholding Group	58,145 a	3,792,217
Patterson-UTI Energy	311,600 a	6,101,128
Pioneer Natural Resources	240,325 a	10,069,617
Plains Exploration & Production	226,851 a,b	11,034,033
Pride International	335,735 a,b	10,646,157
Quicksilver Resources	103,300 a,b	5,870,539
Southwestern Energy	342,800 a,b	19,165,948
Superior Energy Services	161,900 a,b	6,490,571

Tidewater	110,390 a	5,846,254
		187,903,486
Financial--16.3%
Alexandria Real Estate Equities	64,100 a	6,296,543
AMB Property	199,150 a	10,076,990
American Financial Group	146,281	4,056,372
AmeriCredit	229,645 a,b	3,056,575
Arthur J. Gallagher & Co.	188,855 a	4,798,806
Associated Banc-Corp	255,593	7,202,611
Astoria Financial	164,175	4,462,277
Bank of Hawaii	98,555 a	4,964,215
BRE Properties, Cl. A	102,100 a	4,450,539
Brown & Brown	229,280	5,161,093
Camden Property Trust	111,700 a	5,512,395
Cathay General Bancorp	100,200 a	2,598,186
City National	81,287 a	4,623,605
Colonial BancGroup	316,575 a	4,970,227
Commerce Group	87,100 a	3,148,665
Cousins Properties	75,100 a	1,997,660
Cullen/Frost Bankers	117,630 a	6,403,777
Duke Realty	292,800 a	6,921,792
Eaton Vance	248,590 a	9,264,949
Equity One	74,300 a	1,754,223
Everest Re Group	127,085	12,923,274
Federal Realty Investment Trust	113,900 a	8,405,820
Fidelity National Financial, Cl.
A	433,770 a	8,540,931
First American	184,405	8,030,838
First Community Bancorp	50,600 a	1,797,818
First Niagara Financial Group	212,100 a	2,697,912
FirstMerit	161,850 a	3,620,584
Hanover Insurance Group	104,385	4,754,737
HCC Insurance Holdings	231,110	6,438,725
Health Care REIT	170,700 a	7,321,323
Highwoods Properties	114,930 a	3,439,855
Horace Mann Educators	87,200	1,601,864
Hospitality Properties Trust	188,840	6,411,118
IndyMac Bancorp	161,890 a	1,322,641
Jefferies Group	224,760 a	4,544,647
Jones Lang LaSalle	74,500	5,796,100
Liberty Property Trust	184,050	5,909,845
Macerich	145,900 a	9,975,183
Mack-Cali Realty	136,585 a	4,851,499
Mercury General	71,500 a	3,438,435
Nationwide Health Properties	186,900 a	5,898,564
New York Community Bancorp	650,819	12,072,692
Old Republic International	463,412 a	6,918,741
PMI Group	163,160 a	1,550,020
Potlatch	78,783 a	3,382,154
Protective Life	141,045	5,605,128
Radian Group	161,705 a	1,477,984
Raymond James Financial	190,792 a	5,359,347
Rayonier	156,973	6,643,097
Realty Income	203,300 a	4,956,454
Regency Centers	140,000	8,600,200
SEI Investments	254,100	7,038,570
StanCorp Financial Group	99,600	4,901,316
SVB Financial Group	66,725 a,b	3,229,490
Synovus Financial	657,700 a	8,688,217
TCF Financial	219,090 a	4,655,662
UDR	269,820 a	6,159,991

Unitrin	104,190	4,287,418
W.R. Berkley	324,050	9,805,753
Waddell & Reed Financial, Cl. A	167,850 a	5,569,263
Washington Federal	175,818	4,293,476
Webster Financial	107,630	3,645,428
Weingarten Realty Investors	152,300 a	5,120,326
Westamerica Bancorporation	59,000 a	2,921,680
Wilmington Trust	138,240 a	4,820,429
		351,146,049
Health Care--12.4%
Advanced Medical Optics	121,676 a,b	2,558,846
Affymetrix	138,800 a,b	2,784,328
Apria Healthcare Group	87,900 a,b	1,865,238
Beckman Coulter	126,164	8,389,906
Cephalon	134,900 a,b	8,853,487
Cerner	133,500 a,b	6,995,400
Charles River Laboratories
International	136,600 b	8,482,860
Community Health Systems	192,315 a,b	6,173,311
Covance	128,390 b	10,676,912
Dentsply International	304,600	12,583,026
Edwards Lifesciences	114,085 a,b	5,278,713
Endo Pharmaceuticals Holdings	269,700 b	7,049,958
Gen-Probe	108,200 a,b	6,183,630
Health Management Associates, Cl.
A	488,100 a	2,630,859
Health Net	221,640 b	10,304,044
Henry Schein	180,100 a,b	10,469,213
Hillenbrand Industries	124,690 a	6,448,967
Hologic	252,142 a,b	16,227,859
Intuitive Surgical	76,800 b	19,507,200
Invitrogen	93,700 a,b	8,027,279
Kindred Healthcare	60,100 a,b	1,655,154
Kinetic Concepts	108,700 a,b	5,411,086
LifePoint Hospitals	116,900 a,b	3,156,300
Lincare Holdings	161,250 a,b	5,387,362
Medicis Pharmaceutical, Cl. A	113,200 a	2,299,092
Millennium Pharmaceuticals	649,362 a,b	9,850,822
Omnicare	244,465 a	5,412,455
Par Pharmaceutical Cos.	68,000 a,b	1,304,240
PDL BioPharma	235,550 a,b	3,516,761
Perrigo	156,000 a	4,811,040
Pharmaceutical Product Development	210,400	9,122,944
Psychiatric Solutions	110,500 a,b	3,333,785
Resmed	155,500 a,b	7,243,190
Sepracor	224,700 a,b	6,345,528
STERIS	127,545 a	3,160,565
Techne	79,500 b	5,167,500
Universal Health Services, Cl. B	108,335	5,105,829
Valeant Pharmaceuticals
International	183,050 a,b	2,072,126
Varian	61,200 a,b	3,320,100
VCA Antech	169,500 b	6,552,870
Ventana Medical Systems	60,000 a,b	5,343,000
Vertex Pharmaceuticals	266,050 a,b	5,416,778
WellCare Health Plans	83,900 a,b	3,942,461
		270,422,024
Industrial--15.8%
AGCO	184,205 a,b	11,092,825
AirTran Holdings	184,450 a,b	1,591,803
Alaska Air Group	81,037 a,b	2,050,236

Alexander & Baldwin	86,037 a	3,926,729
Alliant Techsystems	65,800 a,b	6,964,930
AMETEK	214,676	9,454,331
Avis Budget Group	208,810 b	2,787,614
BE Aerospace	186,200 b	7,189,182
Brink's	97,535	5,913,547
Carlisle Cos.	124,764 a	4,154,641
CF Industries Holdings	96,600	10,329,438
ChoicePoint	143,871 b	4,789,466
Con-way	90,785 a	4,420,322
Copart	141,500 b	5,784,520
Corporate Executive Board	71,300 a	4,103,315
Crane	102,800	4,201,436
Deluxe	104,800 a	2,548,736
Donaldson	143,366 a	6,007,035
DRS Technologies	82,900	4,449,243
Dun & Bradstreet	116,540	10,719,349
Fastenal	253,500 a	10,243,935
Federal Signal	96,363 a	1,116,847
Flowserve	114,950	9,439,694
GATX	96,396	3,624,490
Graco	126,445 a	4,326,948
Granite Construction	70,787 a	2,694,861
Harsco	169,392	9,641,793
Herman Miller	113,950 a	3,621,331
HNI	92,552 a	3,115,300
Hubbell, Cl. B	116,565	5,557,819
IDEX	163,900	5,118,597
J.B. Hunt Transport Services	176,100 a	5,476,710
JetBlue Airways	362,525 a,b	2,505,048
Joy Global	217,300	13,700,765
Kansas City Southern	154,600 a,b	5,547,048
KBR	340,800 b	10,765,872
Kelly Services, Cl. A	46,485 a	800,472
Kennametal	156,800	4,802,784
Korn/Ferry International	93,800 a,b	1,509,242
Lincoln Electric Holdings	86,700	5,345,055
Manpower	162,955	9,167,848
Mine Safety Appliances	58,800 a	2,624,244
MSC Industrial Direct, Cl. A	95,600	3,926,292
Navigant Consulting	91,900 a,b	1,088,096
Nordson	67,886 a	3,386,154
Oshkosh Truck	149,300 a	6,831,968
Pentair	200,040 a	6,353,270
Quanta Services	343,780 a,b	7,535,658
Republic Services	323,267	9,698,010
Rollins	85,534	1,521,650
Roper Industries	177,600	9,931,392
SPX	105,395	10,602,737
Stericycle	174,800 a,b	10,358,648
Teleflex	79,475	4,698,562
Thomas & Betts	102,540 b	4,639,935
Timken	192,700	5,825,321
Trinity Industries	163,951 a	4,643,092
United Rentals	151,795 a,b	2,770,259
URS	160,600 b	7,050,340
Wabtec	98,100	3,373,659
Werner Enterprises	90,750 a	1,848,578
YRC Worldwide	113,900 a,b	2,085,509
		341,394,531
Information Technology--13.2%

3Com	797,700 b	3,294,501
ACI Worldwide	71,950 a,b	1,072,055
Activision	585,854 b	15,156,043
Acxiom	143,200	1,519,352
ADC Telecommunications	236,300 a,b	3,494,877
ADTRAN	117,400 a	2,443,094
Advent Software	35,950 a,b	1,623,502
Alliance Data Systems	158,350 a,b	8,007,760
Amphenol, Cl. A	358,500 a	14,318,490
Arrow Electronics	246,882 b	8,448,302
Atmel	903,300 a,b	2,854,428
Avnet	301,783 b	10,746,493
Avocent	100,550 b	1,669,130
Broadridge Financial Solutions	280,400	6,073,464
Cadence Design Systems	540,690 a,b	5,488,004
CommScope	133,994 a,b	5,942,634
Cree	171,500 a,b	5,067,825
CSG Systems International	71,450 b	911,702
Cypress Semiconductor	320,143 a,b	6,803,039
Diebold	132,296	3,423,820
Digital River	81,300 a,b	3,048,750
DST Systems	103,850 a,b	7,425,275
Dycom Industries	82,400 a,b	1,946,288
F5 Networks	170,800 a,b	4,018,924
Fair Isaac	101,195 a	2,580,473
Fairchild Semiconductor
International	250,275 b	3,065,869
Foundry Networks	302,200 a,b	4,170,360
Gartner	138,530 b	2,057,171
Global Payments	158,700 a	5,935,380
Harris	275,680	15,076,939
Imation	65,600 a	1,699,696
Ingram Micro, Cl. A	295,000 b	5,245,100
Integrated Device Technology	382,360 b	2,848,582
International Rectifier	145,890 a,b	4,060,119
Intersil, Cl. A	263,300	6,063,799
Jack Henry & Associates	158,450 a	3,894,701
Kemet	168,850 a,b	879,709
Lam Research	271,650 a,b	10,428,644
Macrovision	106,700 a,b	1,791,493
McAfee	320,305 b	10,781,466
Mentor Graphics	180,459 a,b	1,488,787
Metavante Technologies	172,400 b	3,818,660
MoneyGram International	166,255 a	887,802
MPS Group	202,415 b	2,034,271
National Instruments	115,300 a	3,096,958
NCR	364,000 b	7,818,720
Palm	210,900 a	1,143,078
Parametric Technology	233,200 b	3,836,140
Plantronics	97,750 a	1,867,025
Polycom	182,600 a,b	4,610,650
RF Micro Devices	583,100 a,b	1,883,413
Semtech	129,200 a,b	1,649,884
Silicon Laboratories	110,900 b	3,464,516
SRA International, Cl. A	85,700 a,b	2,350,751
Sybase	180,360 a,b	5,089,759
Synopsys	291,500 a,b	6,418,830
Tech Data	111,500 b	3,833,370
Triquint Semiconductor	284,438 b	1,348,236
ValueClick	197,400 a,b	4,309,242
Vishay Intertechnology	371,849 a,b	3,900,696

Western Digital	442,700 b	11,709,415
Wind River Systems	154,450 a,b	1,295,836
Zebra Technologies, Cl. A	136,795 a,b	4,200,974
		287,434,266
Materials--6.4%
Airgas	165,395	7,675,982
Albemarle	160,000	5,801,600
Cabot	131,340 a	3,904,738
Carpenter Technology	98,800	6,090,032
Chemtura	485,203	3,250,860
Cleveland-Cliffs	84,100 a	8,564,744
Commercial Metals	238,600	6,764,310
Cytec Industries	84,600	4,789,206
Ferro	87,549 a	1,547,866
FMC	152,100	8,085,636
Louisiana-Pacific	208,100 a	3,177,687
Lubrizol	137,988	7,259,549
Martin Marietta Materials	84,180 a	10,330,570
Minerals Technologies	38,750 a	2,108,000
Olin	149,185 a	3,056,801
Packaging Corp. of America	186,915	4,530,820
Reliance Steel & Aluminum	130,900	6,441,589
RPM International	244,183 a	5,284,120
Scotts Miracle-Gro, Cl. A	89,100 a	3,478,464
Sensient Technologies	94,578 a	2,511,992
Sonoco Products	199,983	6,171,475
Steel Dynamics	194,200 a	10,127,530
Temple-Inland	213,800	4,008,750
Terra Industries	186,700 a,b	8,414,569
Valspar	202,260	4,051,268
Worthington Industries	132,300 a	2,168,397
		139,596,555
Telecommunication Services--.8%
Cincinnati Bell	499,050 a,b	1,936,314
NeuStar, Cl. A	154,700 a,b	4,596,137
Telephone & Data Systems	213,735	11,272,384
		17,804,835
Utilities--7.8%
AGL Resources	154,002	5,828,976
Alliant Energy	221,849	8,186,228
Aqua America	268,023 a	5,341,698
Aquila	756,020 b	2,653,630
Black Hills	75,992 a	2,943,930
DPL	228,430 a	6,341,217
Energen	144,400	9,082,760
Energy East	318,366 a	8,038,742
Equitable Resources	244,680	13,640,910
Great Plains Energy	173,275 a	4,830,907
Hawaiian Electric Industries	167,053 a	3,755,351
IDACORP	90,533 a	2,954,997
MDU Resources Group	366,862	9,509,063
National Fuel Gas	167,924 a	7,239,204
Northeast Utilities	311,740	8,641,433
NSTAR	214,770 a	6,964,991
OGE Energy	184,651	6,043,627
ONEOK	208,615	9,804,905
PNM Resources	154,431 a	2,983,607
Puget Energy	235,700	6,163,555
SCANA	234,679 a	8,751,180
Sierra Pacific Resources	470,036	7,036,439
Vectren	153,875 a	4,223,869

Westar Energy	185,705 a	4,523,774
WGL Holdings	99,440 a	3,205,946
Wisconsin Energy	235,212	10,709,202
		169,400,141
Total Common Stocks
(cost $1,771,591,783)		2,122,469,445
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills:
2.95%, 3/6/08	1,700,000 [c]	1,697,367
3.09%, 2/21/08	1,100,000 [c]	1,099,097
Total Short-Term Investments
(cost $2,793,375)		2,796,464

Other Investment--2.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $45,555,000)	45,550,000 [d]	45,550,000

Investment of Cash Collateral for
Securities Loaned--28.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $627,178,885)	627,178,885 [d]	627,178,885

Total Investments (cost $2,447,119,043)	128.7%	2,797,994,794
Liabilities, Less Cash and Receivables	(28.7%)	(623,766,830)
Net Assets	100.0%	2,174,227,964

a All or a portion of these securities are on loan. At January 31, 2008, the total market value of the fund's securities on loan is $621,611,459 and the total market value of the collateral held by the fund is $627,178,885.
b Non-income producing security.
c All or partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2008 (Unaudited)

Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2008 ($)

Financial Futures Long
Standard & Poor's Midcap 400 E-mini	640	51,609,600	March 2008	(265,642)

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)